Supplement dated November 26, 2019
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Select Small Cap Value Fund	10/1/2019
Effective immediately, the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kari Montanus	Senior Portfolio Manager	Lead Portfolio Manager	2014
Jonas Patrikson, CFA	Senior Portfolio Manager	Portfolio Manager	2018
The rest of the section remains the same.
Effective immediately, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kari Montanus	Senior Portfolio Manager	Lead Portfolio Manager	2014
Jonas Patrikson, CFA	Senior Portfolio Manager	Portfolio Manager	2018
Ms. Montanus joined one of the Columbia Management legacy firms or acquired business lines in 2003. Ms. Montanus began her investment career in 1992 and earned a B.A. from Stanford University and an M.B.A. in finance from The Wharton School, University of Pennsylvania.
Mr. Patrikson joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Patrikson began his investment career in 1990 and earned a B.A. from the University of Linkoping, Sweden.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP218_05_004_(11/19)

Supplement dated November 26, 2019
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Small/Mid Cap Value Fund	10/1/2019
Effective immediately, the portfolio manager information under the caption “Fund Management” in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jarl Ginsberg, CFA, CAIA	Senior Portfolio Manager	Co-Portfolio Manager	2013
Christian Stadlinger, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2013
The rest of the section remains the same.
Effective immediately, the information under the caption “Portfolio Managers” in the “More Information About the Fund - Primary Service Providers” section of the Prospectus is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Jarl Ginsberg, CFA, CAIA	Senior Portfolio Manager	Co-Portfolio Manager	2013
Christian Stadlinger, Ph.D., CFA	Senior Portfolio Manager	Co-Portfolio Manager	2013
Mr. Ginsberg joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Ginsberg began his investment career in 1987 and earned an A.B. from Brown University and an M.P.P.M. in finance from Yale School of Management.
Dr. Stadlinger joined one of the Columbia Management legacy firms or acquired business lines in 2002. Dr. Stadlinger began his investment career in 1989 and earned an M.S. in economics from the University of Vienna and a Ph.D. in economics from Northwestern University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP198_05_003_(11/19)

Supplement dated November 26, 2019
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Document Dated
Columbia Funds Series Trust II
Columbia Commodity Strategy Fund (the Fund)	10/1/2019
Effective on or about December 9, 2019 (the Effective Date) Columbia Management Investment Advisers, LLC (the Investment Manager) will assume day-to-day management of the Fund from its affiliate Threadneedle International Limited, the Fund’s current subadviser. Accordingly, on the Effective Date, all references in the Prospectus and Summary Prospectus to Threadneedle International Limited or Threadneedle are hereby removed and replaced with Columbia Management Investment Advisers, LLC or the Investment Manager, as the context implies. Additionally, on the Effective Date, the following changes are hereby made to the Fund’s Prospectus and Summary Prospectus.
The information under the subsection “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Marc Khalamayzer, CFA	Senior Portfolio Manager and Head of Liquid Alternatives	Co-Portfolio Manager	December 2019
Matthew Ferrelli, CFA	Associate Portfolio Manager	Co-Portfolio Manager	December 2019
The rest of the section remains the same.
The second and third paragraphs under the subsection “Primary Service Providers – The Investment Manager” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund are hereby superseded and replaced with the following:
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. At present, only the Investment Manager is providing investment advisory services to the Fund.
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. From time to time, the Investment Manager  (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading, and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to these accounts of the Investment Manager  (or any affiliated investment subadviser to the Fund, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships and the Fund will pay no additional fees and expenses as a result of any such arrangements or relationships. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the SEC and the Commodity Futures Trading Commission in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates may serve as “associated persons” or officers of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in this prospectus and the Fund's SAI, and with the Investment Manager’s and the Funds’ compliance policies and procedures, may provide such services to the Fund.
SUP129_05_002_(11/19)

The sixth paragraph under the subsection “Primary Service Providers – The Investment Manager” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
With respect to the Fund, the Fund’s Board has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. At present, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement. Threadneedle previously provided subadvisory services pursuant to the subadvisory agreement from 2011 through on or about December 9, 2019, and the Investment Manager may in the future determine to re-allocate Fund assets to Threadneedle to serve the Fund in a subadvisory capacity. A discussion regarding the basis for the Board’s approval of the renewal of the investment subadvisory agreement with Threadneedle is available in the Fund’s semiannual report to shareholders for the fiscal period ended November 30, 2018.
The rest of the section remains the same.
The subsection “Primary Service Providers – Subadviser” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby removed. Additionally, the information under the subsection “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Information about the portfolio manager primarily responsible for overseeing the Fund’s and the Subsidiary'sinvestments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager, and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Marc Khalamayzer, CFA	Senior Portfolio Manager and Head of Liquid Alternatives	Co-Portfolio Manager	December 2019
Matthew Ferrelli, CFA	Associate Portfolio Manager	Co-Portfolio Manager	December 2019
Mr. Khalamayzer joined the Investment Manager in 2014 as an analyst for the Global Investment Solutions Group. Prior to joining the Investment Manager, Mr. Khalamayzer was a director at Gottex Fund Management Sarl. Mr. Khalamayzer began his investment career in 2006 and earned a B.S. in economics-finance and an M.S. in finance from Bentley University.
Mr. Ferrelli joined the Investment Manager in 2017 as an analyst for the Global Asset Allocation team. Prior to joining the Investment Manager, Mr. Ferrelli was a risk analyst at Putnam Investments. Mr. Ferrelli began his investment career in 2005 and earned a B.A. from Boston College and an M.S. in finance from Suffolk University.
The rest of the section remains the same.
The second paragraph under the subsection “About the Fund's Wholly-Owned Subsidiary” in the “More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
The Subsidiary is overseen by its own board of directors. However, the Fund’s Board oversees investment activities of the Subsidiary generally as if the Subsidiary’s investments were held directly by the Fund. The Investment Manager is responsible for the Subsidiary’s day-to-day business pursuant to a separate management agreement, which includes investment advisory services and administrative services, between the Subsidiary and the Investment Manager. Under this agreement, the Investment Manager provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The Subsidiary has entered into a separate contract for the provision of custody services with the same service provider who provides these services to the Fund. The Subsidiary will bear the fees and expenses incurred in connection with the management and custody services that it receives. The Fund expects that the expenses borne by the Subsidiary will not be material in relation to the value of the Fund’s assets.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
2
SUP129_05_002_(11/19)